Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2020
Accounting Policies [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) pertaining to interim financial information. Certain information in footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) has been condensed or omitted pursuant to those rules and regulations. The financial statements included in this report should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2019.
The results of operations for the three and nine months ended September 30, 2020 are not necessarily indicative of the operating results that may be expected for the full fiscal year ending December 31, 2020 or any future period.
The accompanying unaudited consolidated financial statements contain all adjustments necessary for a fair statement of financial position as of September 30, 2020, and results of operations for the three and nine months ended September 30, 2020 and 2019, and cash flows for the nine months ended September 30, 2020 and 2019. The Condensed Consolidated Balance Sheet as of December 31, 2019 was derived from the audited consolidated balance sheets of the Company but does not contain all of the footnote disclosures from those annual financial statements. Accordingly, certain footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
Principles of Consolidation
The consolidated financial statements include the accounts of ZoomInfo Technologies Inc. and its subsidiaries that it controls due to ownership of a majority voting interest or pursuant to variable interest entity (“VIE”) accounting guidance. All intercompany transactions and balances have been eliminated in consolidation.
ZoomInfo Technologies Inc., through our intermediate holding company ZoomInfo Holdco, owns a minority economic interest in, and operates and controls all of the businesses and affairs of, ZoomInfo OpCo. ZoomInfo Technologies Inc. has the obligation to absorb losses of, and receive benefits from, ZoomInfo OpCo, that could be significant. We determined that, as a result of the Reorganization Transactions described above, ZoomInfo OpCo is a VIE. Further, ZoomInfo Technologies Inc. has no contractual requirement to provide financial support to ZoomInfo OpCo. Accordingly, ZoomInfo Technologies Inc. has prepared these consolidated financial statements in accordance with Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“Topic 810”). Topic 810 requires that if an entity is the primary beneficiary of a VIE, the assets, liabilities, and results of operations of the variable interest entity should be included in the consolidated financial statements of such entity.
The Reorganization Transactions were accounted for consistent with a combination of entities under common control. As a result, the financial reports filed with the SEC by the Company subsequent to the Reorganization Transactions are prepared “as if” ZoomInfo OpCo is the accounting predecessor of the Company. The historical operations of ZoomInfo OpCo are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of ZoomInfo OpCo prior to the Reorganization Transactions; (ii) the consolidated results of ZoomInfo Technologies Inc. and ZoomInfo OpCo following the Reorganization Transactions; (iii) the assets and liabilities of ZoomInfo OpCo and ZoomInfo Technologies Inc. at their historical cost; and (iv) ZoomInfo Technologies Inc. equity structure for all periods presented. No step-up basis of intangible assets or goodwill was recorded.
ZoomInfo OpCo has been determined to be our predecessor for accounting purposes and, accordingly, the consolidated financial statements for periods prior the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. The Company’s financial position, performance and cash flows effectively represent those of ZoomInfo OpCo as of and for all periods presented.
Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires us to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates relate to, but are not limited to, revenue recognition, allowance for doubtful accounts, contingencies, valuation and useful lives of long-lived assets, fair value of tangible and intangible assets acquired in business combinations, equity-based compensation, and income taxes, among other things. We base these estimates on historical and anticipated results, trends, and other assumptions with respect to future events that we believe are reasonable and evaluate our estimates on an ongoing basis. Given that estimates and judgments are required, actual results may differ from our estimates and such differences could be material to our consolidated financial position and results of operations.
Revenue Recognition
The company derives revenue primarily from subscription services. Our subscription services consist of our SaaS applications and related access to our databases. Subscription contracts are generally based on the number of users that access our applications, the level of functionality that they can access, and the amount of data that a customer integrates with their systems. Our subscriptions contracts typically have a term of 1 to 3 years and are non-cancellable. We typically bill for services annually, semi-annually, or quarterly in advance of delivery.
The Company accounts for revenue contracts with customers through the following steps:
(1)identify the contract with a customer;
(2)identify the performance obligations in the contract;
(3)determine the transaction price;
(4)allocate the transaction price; and
(5)recognize revenue when or as the Company satisfies a performance obligation.
We recognize revenue for subscription contracts on a ratable basis over the contract term, beginning on the date that our service is made available to the customer. Unearned revenue results from revenue amounts billed to customers in advance or cash received from customers in advance of the satisfaction of performance obligations. Determining the transaction price often involves judgments and estimates that can have a significant impact on the timing and amount of revenue reported. At times, the Company may adjust billing under a contract based on the addition of services or other circumstances, which are accounted for as variable consideration under Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers, later codified as Accounting Standards Codification (“ASC”) Topic 606 (collectively with subsequent amendments, “Topic 606”). The Company estimates these amounts based on historical experience and reduces revenue recognized.
Cash and Cash Equivalents
Cash equivalents consist of highly liquid marketable debt securities with remaining maturities of three months or less at the date of purchase. We classify our investments in marketable debt securities as “available-for-sale.” We carry these investments at fair value, based on quoted market prices or other readily available market information. Unrealized gains and losses, net of taxes, are included in accumulated other comprehensive income, which is reflected as a separate component of stockholders’ equity in our Condensed Consolidated Balance Sheets. Gains and losses are determined using the specific identification method and recognized when realized in our Consolidated Statements of Operations. If we were to determine that an other-than-temporary decline in fair value has occurred, the amount of the decline related to a credit loss shall be recognized in income.
Fair Value Measurements
The Company measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:
Level 1 - Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 - Other inputs that are directly or indirectly observable in the marketplace
Level 3 - Unobservable inputs that are supported by little or no market activity, including the Company’s own assumptions in determining fair value
The inputs or methodology used for valuing financial assets and liabilities are not necessarily an indication of the risk associated with investing in them.
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company holds cash at major financial institutions that often exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. The Company manages its credit risk associated with cash concentrations by concentrating its cash deposits in high-quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions holding such deposits. The carrying value of cash approximates fair value. Historically, the Company has not experienced any losses due to such cash concentrations. The Company does not have any off-balance-sheet credit exposure related to its customers. Concentrations of credit risk with respect to accounts receivable and revenue are limited due to a large, diverse customer base. We do not require collateral from clients. We maintain an allowance for doubtful accounts based upon the expected collectability of accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains allowances for possible losses, which, when realized, have been within the range of management’s expectations. No single customer accounted for 10% or more of our revenue for the three and nine months ended September 30, 2020 and 2019, or accounted for more than 10% of accounts receivable as of September 30, 2020 and December 31, 2019. Net assets located outside of the United States were immaterial as of September 30, 2020 and December 31, 2019.
Accounts Receivable and Contract Assets
Accounts receivable is comprised of invoices of revenue, net of allowance for doubtful accounts and does not bear interest. Management’s evaluation of the adequacy of the allowance for doubtful accounts considers historical collection experience, changes in customer payment profiles, the aging of receivable balances, as well as current economic conditions, all of which may impact a customer’s ability to pay. Account balances are written-off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have significant bad debt experience with customers, and therefore, the allowance for doubtful accounts is immaterial as of September 30, 2020 and December 31, 2019.
The assessment of variable consideration to be constrained is based on estimates, and actual consideration may vary from current estimates. As adjustments to these estimates become necessary, they are reported in earnings in the periods in which they become known. Changes in variable consideration are recorded as a component of net revenue.
Contract assets represent a contractual right to consideration in the future. Contract assets are generated when contractual billing schedules differ from revenue recognition timing.
Property and Equipment, Net
Property and equipment is stated at cost, net of accumulated depreciation and amortization. All repairs and maintenance costs are expensed as incurred. Depreciation and amortization costs are expensed on a straight-line basis over the lesser of the estimated useful life of the asset or the remainder of the lease term for leasehold improvements. Qualifying internal use software costs incurred during the application development stage, which consist primarily of internal product development costs, outside services, and purchased software license costs, are capitalized and amortized over the estimated useful life of the asset. Estimated useful lives range from 3 years to 10 years.
Deferred Commissions
Certain sales commissions earned by our sales force are considered incremental and recoverable costs of obtaining a contract with a customer. These sales commissions for initial contracts are capitalized and current amounts are included in Deferred costs and noncurrent amounts are included in Deferred costs, net of current portion in our Condensed Consolidated Balance Sheets. Deferred sales commissions are amortized on a straight-line basis over the estimated period of benefit from the customer relationship which we have determined to be 1 and 3 years for renewals and new clients, respectively. We determined the period of benefit by taking into consideration our customer contracts, our technology, and other factors. Amortization expense is included in Sales and marketing expense on the Consolidated Statements of Operations.
Certain commissions are not capitalized as they do not represent incremental costs of obtaining a contract. Such commissions are expensed as incurred.
Advertising and Promotional Expenses
The Company expenses advertising costs as incurred in accordance with ASC 720-35, Other Expenses - Advertising Cost. Advertising expenses of $3.4 million and $8.9 million were recorded for the three and nine months ended September 30, 2020. Advertising expenses of $3.5 million and $6.9 million were recorded for the three and nine months ended September 30, 2019. Advertising expenses are included in Sales and marketing on the Consolidated Statements of Operations.
Research and Development
We account for research and development costs in accordance with the ASC 730, Research and Development. Under ASC 730, all research and development costs are expensed as incurred. Our research and development costs consist primarily of salaries, employee benefits, related overhead costs associated with product development, testing, quality assurance, documentation, enhancements, and upgrades.
Restructuring and Transaction-Related Expenses
The Company defines restructuring and transaction related expenses as costs directly associated with acquisition or disposal activities. Such costs include employee severance and termination benefits, contract termination fees and penalties, and other exist or disposal costs. In general, the Company records involuntary employee-related exit and disposal costs when there is a substantive plan for employee severance and related costs that are probable and estimable. For one-time termination benefits for key members of management (i.e., no substantive plan), transaction related bonuses and employee retention costs, expense is recorded when the employees are entitled to receive such benefits and the amount can be reasonably estimated. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.
Business Combinations
We allocate purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The purchase price is determined based on the fair value of the assets transferred, liabilities assumed and equity interests issued, after considering any transactions that are separate from the business combination. The excess of fair value of purchase consideration over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets and contingent liabilities. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired customer bases, acquired technology and acquired trade names, useful lives, royalty rates, and discount rates.
The estimates are inherently uncertain and subject to revision as additional information is obtained during the measurement period for an acquisition, which may last up to one year from the acquisition date. During the measurement period, we may record adjustments to the fair value of tangible and intangible assets acquired and liabilities assumed, with a corresponding offset to goodwill. After the conclusion of the measurement period or the final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to earnings.
In addition, uncertain tax positions and tax-related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. We reevaluate these items based upon the facts and circumstances that existed as of the acquisition date, with any revisions to our preliminary estimates being recorded to goodwill, provided that the timing is within the measurement period. Subsequent to the measurement period, changes to uncertain tax positions and tax-related valuation allowances will be recorded to earnings.
Goodwill and Acquired Intangible Assets
Goodwill is calculated as the excess of the purchase consideration paid in a business combination over the fair value of the assets acquired less liabilities assumed. Goodwill is not amortized and is tested for impairment at least annually or when events and circumstances indicate that fair value of a reporting unit may be below its carrying value. The company has one reporting unit.
We first assess qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount or elect to bypass such assessment. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying value, or we elect to bypass the qualitative assessment, we perform a quantitative test by determining the fair value of the reporting unit. If the carrying value of the reporting unit exceeds the fair value, then an impairment loss is recognized for the difference.
Acquired technology, customer lists, trade names or brand portfolios, and other intangible assets are related to previous acquisitions (see Note 7). Acquired intangible assets are amortized on a straight-line basis over the estimated period over which we expect to realize economic value related to the intangible asset. The amortization periods range from 2 years to 15 years.
Indefinite-lived intangible assets consist primarily of brand portfolios acquired from Pre-Acquisition ZI and represent costs paid to legally register phrases and graphic designs that identify and distinguish products sold by the Company. Brand portfolios are not amortized, rather potential impairment is considered on an annual basis in the fourth quarter, or more frequently upon the occurrence of a triggering event, when circumstances indicate that the book value of trademarks are greater than their fair value. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than the carrying value as a basis to determine whether further impairment testing under ASC 350 is necessary. No impairment charges were recorded for the three and nine month periods ended September 30, 2020 and 2019.
Impairment of Long-lived Assets
Long-lived assets, such as property and equipment and acquired intangible assets, are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future cash flows expected to be generated by the asset or group of assets. If the carrying amount of the asset exceeds the estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the estimated future cash flows of the asset.
Leases
We determine if an arrangement is or contains a lease at contract inception. Determining if a contract contains a lease requires judgement. In certain of our lease arrangements, primarily those related to our data center arrangements, judgment is required in determining if a contract contains a lease. For these arrangements, there is judgment in evaluating if the arrangement involves an identified asset that is physically distinct or whether we have the right to substantially all of the capacity of an identified asset that is not physically distinct. In arrangements that involve an identified asset, there is also judgment in evaluating if we have the right to direct the use of that asset.
We do not have any finance leases. Operating leases are recorded in our Condensed Consolidated Balance Sheets. Right-of-use assets and lease liabilities are measured at the lease commencement date based on the present value of the fixed minimum remaining lease payments over the lease term, determined using the discount rate for the lease at the commencement date. Because the rate implicit in our leases is not readily determinable, we use our incremental borrowing rate as the discount rate, which approximates the interest rate at which we could borrow on a collateralized basis with similar terms and payments and in similar economic environments. Some leases include options to extend or options to terminate the lease prior to the stated lease expiration. Optional periods to extend a lease, including by not exercising a termination option, are included in the lease term when it is reasonably certain that the option will be exercised (or not exercised in the case of termination options). Operating lease expense is recognized on a straight-line basis over the lease term. We account for lease and non-lease components, principally common area maintenance for our facilities leases, as a single lease component. Short term leases, defined as leases having an original lease term less than or equal to one year, are excluded from our right-of-use assets and liabilities.
Unearned Revenue
Unearned revenue consists of customer payments and billings in advance of revenue being recognized from our subscription services. Unearned revenue that is anticipated to be recognized within the next 12 months is recorded as Unearned revenue, current portion and the remaining portion is included in Unearned revenue, net of current portion in our consolidated balance sheets.
Debt Issuance Costs
Costs incurred in connection with the issuance of long-term debt are deferred and amortized as interest expense over the terms of the related debt using the effective interest method for term debt and on a straight-line basis for revolving debt. To the extent that the debt is outstanding, these amounts are reflected in the consolidated balance sheets as direct deductions from a combination of current and long-term portions of debt. Upon a refinancing or amendment, previously-capitalized debt issuance costs are expensed and included in loss on extinguishment of debt, if the Company determines that there has been a substantial modification of the related debt. If the Company determines that there has not been a substantial modification of the related debt, any previously-capitalized debt issuance costs are amortized as interest expense over the term of the new debt instrument. The company performs assessments of debt modifications at a lender-specific level for all syndicated financing arrangements.
Income Taxes
The Company is comprised of two limited liability companies that are treated as partnerships for tax purposes, ten limited liability companies that are single member entities and disregarded for tax purposes, four corporations, and one foreign entity.
For partnership and disregarded entities, taxable income and the resulting liabilities are allocated among the owners of the entities and reported on the tax filings for those owners. We record income tax provision, deferred tax assets, and deferred tax liabilities only for the items for which the Company is responsible for making payments directly to the relevant tax authority.
Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws expected to be in effect when such differences are expected to reverse. Such temporary differences are reflected as other assets and deferred tax liabilities on the consolidated balance sheets. A deferred tax asset is recognized if it is more likely than not that a tax benefit will be respected by a taxing authority.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will be realized and, when necessary, a valuation allowance is established. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible.
We are required to identify, evaluate and measure all uncertain tax positions taken or to be taken on tax returns and to record liabilities for the amount of these positions that may not be sustained, or may only partially be sustained, upon examination by the relevant taxing authorities. Although we believe that our estimates and judgments were reasonable, actual results may differ from these estimates. Some or all of these judgments are subject to review by the taxing authorities.
We recognize the tax benefit from entity level uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Equity-Based Compensation Expense
The Company periodically grants incentive units to employees and non-employees, which generally vest over a four-year period. Incentive units may be in the form of various equity-based awards such as restricted stock and restricted stock units, Class A stock options, and awards in one of the Company’s subsidiary partnerships which are typically in the form of profits interests. Profits interests are an interest in the increase in the value of the entity over a participation threshold. Prior to the IPO, the participation threshold was based on the valuation determined by the Board of Managers of OpCo Units on or around the grant date. Subsequent to the IPO, the participation threshold is determined by reference to the closing price of our Class A Common Stock from the preceding trading day. The holders of profits interests have the right to participate in distributions of profits only in excess of the participation threshold.
The Company accounts for incentive units in accordance with ASC 718, Compensation-Stock Compensation (ASC 718). In accordance with ASC 718, compensation expense is measured at estimated fair value of the incentive units and is included as compensation expense over the vesting period during which an employee provides service in exchange for the award.
The Company uses a Black-Scholes option pricing model to determine the fair value of stock options and profits interests, as profits interests have certain economic similarities to options. The Black-Scholes option pricing model includes various assumptions, including the expected life of incentive units, the expected volatility and the expected risk-free interest rate. These assumptions reflect the Company’s best estimates, but they involve inherent uncertainties based on market conditions generally outside the control of the Company. As a result, if other assumptions are used, compensation cost could be materially impacted.
The Company measures employee, non-employee, and board of director equity-based compensation on the grant date fair value basis. Equity-based compensation expense is recognized over the requisite service period of the awards. For equity awards that have a performance condition, the Company recognizes compensation expense based on its assessment of the probability that the performance condition will be achieved.
The Company classifies equity-based compensation expense in its Consolidated Statement of Operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified.
Recent Accounting Pronouncements
Recent Accounting Pronouncements Not Yet Adopted
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. The standard applies to contract modifications that replace a reference rate affected by reference rate reform and contemporaneous modifications of other contract terms related to the replacement of the reference rate. Further, the standard provides exceptions to certain guidance in ASC 815, Derivatives and Hedging, related to changes to the critical terms of a hedging relationship due to reference rate reform and provides optional expedients for fair value, cash flow, and net investment hedging relationships for which the component excluded from the assessment of hedge effectiveness is affected by reference rate reform. The standard is effective for us as of March 12, 2020 through December 31, 2022, and we may elect to apply the provisions of the standard as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020 up to the date that the financial statements are available to be issued. Once elected, the provisions of the standard must be applied prospectively for all similar eligible contract modifications other than derivatives, which may be applied at a hedging relationship level. The standard would apply to our existing variable rate financing and derivatives designated as hedges if elected in the future. The Company continues to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company adopted ASU 2016-13 and ASU 2019-05 effective January 1, 2020. The adoption of this guidance was on a modified retrospective basis and did not have a material impact on the Company's consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which amends disclosure requirements for fair value measurements by requiring new disclosures, modifying existing requirements, and eliminating others. The amendments are the result of a broader disclosure project, which aims to improve the effectiveness of disclosures. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company adopted ASU 2018-13 on January 1, 2020, and the adoption did not have a material effect on the Company’s financial statements or disclosures.
Pre-Acquisition ZI
Accounting Policies [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies
Basis of Accounting
The Balance Sheet has been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Separate statements of operations, changes in stockholders’ equity and cash flows have not been presented in the financial statements because there have been no activities in this entity or because the single transaction is fully disclosed below.

DiscoverOrg Holdings
Accounting Policies [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The consolidated financial statements include the results of DiscoverOrg Holdings, LLC and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates relate to, but are not limited to, revenue recognition, allowance for doubtful accounts, contingencies, valuation and useful lives of long-lived assets, fair value of tangible and intangible assets acquired in a business combination, equity-based compensation and income taxes, among other things. Management bases these estimates on historical and anticipated results, trends, and other assumptions with respect to future events that we believe are reasonable and evaluate the Company’s estimates on an ongoing basis. Given that estimates and judgments are required, actual results may differ and such differences could be material to the consolidated financial position and results of operations.
Revenue Recognition
The Company derives revenue primarily from subscription services. Subscription services consist of SaaS applications and related access to the Company’s databases. Subscription contracts are generally based on the number of users that access the applications, the level of functionality, and the number of datasets or records made available. Subscription contracts typically have a term of one to three years and are non-cancellable. Subscription contracts generally represent a single performance obligation and are recognized on a ratable basis over the subscription term. Services are typically billed quarterly or annually in advance of delivery.
The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”), effective January 1, 2018, using the full retrospective method of adoption as if the adoption occurred on January 1, 2017. As such, the consolidated financial statements present revenue in accordance with Topic 606 for all the periods presented.
The Company accounts for revenue contracts with customers through the following steps:
(1)identify the contract with a customer;
(2)identify the performance obligations in the contract;
(3)determine the transaction price;
(4)allocate the transaction price; and
(5)recognize revenue when or as the Company satisfies a performance obligation.
The Company recognizes revenue for subscription contracts on a ratable basis over the contract term, beginning on the date that the service is made available to the customer. Unearned revenue results from revenue amounts billed to customers in advance or cash received from customers in advance of the satisfaction of performance obligations. At times, the Company may adjust billing under a contract based on the addition of services or other circumstances, which are accounted for as variable consideration under Topic 606. The Company estimates these amounts based on historical experience to arrive at transaction price.
The Company identified an error in its consolidated balance sheet as of January 1, 2018 related to the adoption of ASC 606, Revenue from Contracts with Customers, consisting of a $4.3 million understatement of members’ deficit and an understatement of deferred revenue of the same amount. The Company has corrected this error by decreasing members’ deficit by $4.3 million to $29.8 million in the consolidated statements of changes in members’ deficit as of January 1, 2018, and adjusting unearned revenue and member’s deficit in the consolidated balance sheets as of December 31, 2018 both by $4.3 million. The Company does not believe these adjustments are material to the previously issued financial statements, and the adjustments had no impact on the consolidated statements of operations or consolidated statements of cash flows.
Fair Value Measurements
The Company measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:
Level 1 - Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 - Other inputs that are directly or indirectly observable in the marketplace
Level 3 - Unobservable inputs that are supported by little or no market activity, including the Company’s own assumptions in determining fair value
The Company's financial instruments consist principally of cash and cash equivalents, prepaid expenses and other current assets, accounts receivable, accounts payable, accrued expenses, and long-term debt. The carrying value of cash and cash equivalents, prepaid expenses and other current assets, accounts receivable, accounts payable, and accrued expenses approximate fair value, primarily due to short maturities. The carrying values of the Company's debt instruments approximate their fair value based on Level 2 inputs since the instruments carry variable interest rates based on the London Interbank Offered Rate (“LIBOR”) or other applicable reference rates.
Cash and Cash Equivalent
Cash and cash equivalents consist of highly liquid investments with maturities of three months or less at the time of purchase.
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company holds cash at major financial institutions that often exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. The Company manages its credit risk associated with cash concentrations by concentrating its cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions holding such deposits. The carrying value of cash approximates fair value. Historically, the Company has not experienced any losses due to such cash concentrations. The Company does not have any off-balance-sheet credit exposure related to its customers.
Concentrations of credit risk with respect to accounts receivable and revenue are limited due to a large, diverse customer base. The Company does not require collateral from clients. The Company maintains an allowance for doubtful accounts based upon the expected collectability of accounts receivable. The Company maintains allowances for possible losses, which, when realized, have been within the range of management’s expectations.
During the years ended December 31, 2019 and 2018, revenue by geographic area, based on billing addresses of the customers, was as follows (in millions):

	For the year ended December 31,
	2019	2018
United States	$267.3	134.9
Rest of world	26.0	9.4
Total Revenue	$293.3	144.3
No single foreign country and no single customer represented more than 10% of the Company’s revenues in any period.
Accounts Receivable, Net and Contract Assets
Accounts receivable is comprised of invoices of revenue, net of allowance for doubtful accounts and do not bear interest. Management’s evaluation of the adequacy of the allowance for doubtful accounts considers historical collection experience, changes in customer payment profiles, the aging of receivable balances, as well as current economic conditions, all of which may impact a customer’s ability to pay. Account balances are written-off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have significant bad debt experience with customers, and therefore, the allowance for doubtful accounts is immaterial.
The assessment of variable consideration to be constrained is based on estimates, and actual consideration may vary from current estimates. As adjustments to these estimates become necessary, they are reported in earnings in the periods in which they become known. Changes in variable consideration are recorded as a component of net revenue.
Contract assets represent a contractual right to consideration in the future. Contract assets are generated when contractual billing schedules differ from revenue recognition timing.
Property and Equipment, Net
Property and equipment is stated at cost, net of accumulated depreciation and amortization. All repairs and maintenance costs are expensed as incurred. Depreciation and amortization costs are expensed on a straight-line basis over the lesser of the estimated useful life of the asset or the remainder of the lease term for leasehold improvements. Qualifying internal use software costs incurred during the application development stage, which consist primarily of internal product development costs, outside services, and purchased software license costs are capitalized and amortized over the estimated useful life of the asset. Estimated useful lives range from three to ten years.
Deferred Commissions
Certain sales commissions earned by the Company’s employees are considered incremental and recoverable costs of obtaining a contract with a customer. These sales commissions for initial contracts are capitalized and included in deferred costs and other assets. Capitalized amounts also include (1) amounts paid to employees other than the direct sales force who earn incentive payouts under annual compensation plans that are tied to the value of contracts acquired, (2) commissions paid to employees upon renewals of subscription contracts, and (3) the associated payroll taxes associated with the payments to the Company’s employees.
Costs capitalized related to new revenue contracts are amortized on a straight-line basis over three years, which reflects the average period of benefit, including expected contract renewals. When determining the period of benefit, the Company considered its customer contracts, technology, and other relevant factors. Additionally, the Company amortizes capitalized costs for contract renewals over twelve months.
The capitalized amounts are recoverable through future revenue streams under all non-cancellable customer contracts. Amortization of capitalized costs to obtain revenue contracts is included in sales and marketing expense in the accompanying consolidated statements of operations.
Certain commissions are not capitalized as they do not represent incremental costs of obtaining a contract. Such commissions are expensed as incurred.
The Company capitalized $25.3 million and $3.3 million of costs to obtain revenue contracts and amortized $8.6 million and $1.5 million to sales and marketing expense for the years ended December 31, 2019 and 2018, respectively. Costs capitalized to obtain a revenue contract, net on the Company's consolidated balance sheets totaled $20.5 million and $3.8 million at December 31, 2019 and 2018, respectively. There were no impairments of costs to obtain revenue contracts in the years ended December 31, 2019 and 2018.
Advertising and Promotional Expenses
The Company expenses advertising costs as incurred in accordance with ASC 720-35, Other Expenses - Advertising Cost. Advertising expenses of $9.8 million and $2.5 million for the years ended December 31, 2019 and 2018, respectively, are included in sales and marketing on the consolidated statements of operations.
Research and Development Costs
The Company accounts for research and development costs in accordance with ASC 730, Research and Development, and all research and development costs are expensed as incurred. Research and development costs consist primarily of salaries, employee benefits, related overhead costs associated with product development, testing, quality assurance, documentation, enhancements, and upgrades.
Restructuring and Transaction Related Expenses
The Company defines restructuring and transaction related expenses as costs directly associated with acquisition or disposal activities. Such costs include employee severance and termination benefits, contract termination fees and penalties, and other exit or disposal costs. In general, the Company records involuntary employee-related exit and disposal costs when there is a substantive plan for employee severance and related costs are probable and estimable. For one-time termination benefits (i.e., no substantive plan), transaction related bonuses, and employee retention costs, expense is recorded when the employees are entitled to receive such benefits and the amount can be reasonably estimated. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.
Business Combinations
The Company allocates purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The purchase price is determined based on the fair value of the assets transferred, liabilities assumed, and equity interests issued, after considering any transactions that are separate from the business combination. The excess of fair value of purchase consideration over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets and contingent liabilities. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired customer bases, acquired technology and acquired trade names, useful lives, royalty rates, and discount rates.
The estimates are inherently uncertain and subject to revision as additional information is obtained during the measurement period for an acquisition, which may last up to one year from the acquisition date. During the measurement period, the Company may record adjustments to the fair value of tangible and intangible assets acquired and liabilities assumed, with a corresponding offset to goodwill. After the conclusion of the measurement period or the final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to earnings.
In addition, uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items based upon the facts and circumstances that existed as of the acquisition date, with any revisions to the Company’s preliminary estimates being recorded to goodwill, provided that the timing is within the measurement period. Subsequent to the measurement period, changes to uncertain tax positions and tax related valuation allowances will be recorded to earnings.
Goodwill and Acquired Intangible Assets
Goodwill is calculated as the excess of the purchase consideration paid in a business combination over the fair value of the assets acquired less liabilities assumed. Goodwill is not amortized and is tested for impairment at least annually or when events and circumstances indicate that fair value of a reporting unit may be below its carrying value. DiscoverOrg has one reporting unit.
The Company first assesses qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount or elect to bypass such assessment. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying value, or the Company elects to bypass the qualitative assessment, management will perform a quantitative test by determining the fair value of the reporting unit. The estimated fair value of the reporting unit is based on a projected discounted cash flow model that includes significant assumptions and estimates, including the discount rate, growth rate, and future financial performance. Valuations of similarly situated public companies are also evaluated when assessing the fair value of the reporting unit. If the carrying value of the reporting unit exceeds the fair value, then an impairment loss is recognized for the difference.
Acquired technology, customer lists, trade names or brand portfolios, and other intangible assets are related to previous acquisitions (see Note 6 - Goodwill and Acquired Intangible Assets).
Acquired intangible assets are amortized on a straight-line basis over the estimated period over which we expect to realize economic value related to the intangible asset. The amortization periods range from 2 years to 15 years.
Indefinite lived intangible assets consist primarily of brand portfolios acquired from Pre-Acquisition ZI and represent costs paid to legally register phrases and graphic designs that identify and distinguish products sold by the Company. ZoomInfo related brand portfolios are not amortized, rather potential impairment is considered on an annual basis in the fourth quarter, or more frequently upon the occurrence of a triggering event, when circumstances indicate that the book value of trademarks are greater than their fair value. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the indefinite lived intangible asset is less than the carrying value as a basis to determine whether further impairment testing under ASC 350 is necessary. No impairment charges were recorded during the years ended December 31, 2019 and 2018 relating to acquired assets accounted for under ASC 350.
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment and acquired intangible assets, are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future cash flows expected to be generated by the asset or group of assets. If the carrying amount of the asset exceeds the estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the estimated future cash flows of the asset. During the year ended December 31, 2019, we recorded an impairment charge of $1.1 million relating to the impairment of a right-of-use asset acquired in Pre-
Acquisition ZI acquisition (refer to Note 4 – Business Combinations). No impairment charges were recorded during the year ended December 31, 2018.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities at December 31, 2019 and 2018, include the following (in millions):

	Year Ended December 31,
	2019	2018
Accrued salaries, wages, and benefits(1)	$42.6	$6.0
Other	19.6	3.5
Total accrued expenses and other current liabilities	$62.2	$9.5
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(1)Includes $24.9 million of deferred consideration relating to the ZoomInfo acquisition.
Unearned Revenue
Unearned revenue consists of customer payments and billings in advance of revenue being recognized from the subscription services. Unearned revenue that is anticipated to be recognized within the next 12 months is recorded as unearned revenue, current portion and the remaining portion is included in unearned revenue, net of current portion.
Debt Issuance Costs
Costs incurred in connection with the issuance of long-term debt are deferred and amortized as interest expense over the terms of the related debt using the effective interest method for term debt and on a straight-line basis for revolving debt. To the extent that the debt is outstanding, these amounts are reflected in the consolidated balance sheets as direct deductions from a combination of current and long-term portions of debt. Upon a refinancing or amendment, previously capitalized debt issuance costs are expensed and included in loss on extinguishment of debt, if the Company determines that there has been a substantial modification of the related debt. If the Company determines that there has not been a substantial modification of the related debt, any previously capitalized debt issuance costs are amortized as interest expense over the term of the new debt instrument.
Income Taxes
The Company is comprised of two limited liability companies that are treated as partnerships for tax purposes, eleven limited liability companies that are single member entities and disregarded for tax purposes, two corporations, and one foreign entity.
For partnership and disregarded entities, taxable income and the resulting liabilities are allocated among the owners of the entities and reported on the tax filings for those owners. The Company records income tax provision, deferred tax assets, and deferred tax liabilities only for the items for which the Company is responsible for making payments directly to the relevant tax authority.
Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws expected to be in effect when such differences are expected to reverse. Such temporary differences are reflected as other assets and deferred tax liabilities on the consolidated balance sheets. A deferred tax asset is recognized if it is more likely than not that a tax benefit will be respected by a taxing authority.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will be realized and, when necessary, a valuation allowance is established. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible.
The Company is required to identify, evaluate and measure all uncertain tax positions taken or to be taken on tax returns and to record liabilities for the amount of these positions that may not be sustained, or may only partially be sustained, upon examination by the relevant taxing authorities. Although the Company believes that its estimates and judgments were reasonable, actual results may differ from these estimates. Some or all of these judgments are subject to review by the taxing authorities.
The Company recognizes the tax benefit from entity level uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Equity-Based Compensation
The Company periodically grants incentive units to employees and non-employees, which generally vest over a four-year period. The incentive units represent profits interests in the Company, which is an interest in the increase in the value of the entity over the Participation Threshold, as determined by the Board of Managers. The holder, therefore, has the right to participate in distributions of profits only in excess of the Participation Threshold. The Participation Threshold was based on the valuation determined by the Board of Managers of the common unit on or around the grant date.
The Company accounts for incentive units in accordance with ASC 718, Compensation-Stock Compensation (ASC 718). In accordance with ASC 718, compensation expense is measured at estimated fair value of the incentive units and is included as compensation expense over the vesting period during which an employee provides service in exchange for the award.
The Company uses a Black-Scholes option pricing model to determine fair value of its incentive units, as the equity units granted have certain economic similarities to options. The Black-Scholes option pricing model includes various assumptions, including the expected life of incentive units, the expected volatility and the expected risk-free interest rate. These assumptions reflect the Company’s best estimates, but they involve inherent uncertainties based on market conditions generally outside the control of the Company. As a result, if other assumptions are used, unit-based compensation cost could be materially impacted.
The Company measures employee, non-employee, and board of director equity-based compensation on the grant date fair value basis. Equity-based compensation expense is recognized over the requisite service period of the awards. For equity awards that have a performance condition, the Company recognizes compensation expense based on its assessment of the probability that the performance condition will be achieved. Prior to the adoption of ASU 2018-07, Compensation - Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, on January 1, 2019, the Company measured the fair value of stock-based awards granted to non-employees in accordance with ASC 505-50-25, Equity Based Payments to Non-Employees, which required the measurement and recognition of compensation expense for all equity-based payment awards made to non-employees based on estimated fair values. Upon the adoption of ASU 2018-07, the Company fair valued the remaining outstanding unvested non-employee awards as of January 1, 2019 and will recognize expense in the same periods and in the same manner as if the Company had paid cash to the recipient in lieu of the non-employee award.
The Company classifies equity-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified.
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Effective January 1, 2019, the Company adopted ASU No. 2017-12, Derivatives and Hedging (Topic 815), Targeted Improvements to Accounting for Hedging Activities (ASU 2017-12) on a prospective basis. The new guidance eliminates the requirement to separately measure and report hedge ineffectiveness and, for qualifying hedges, requires the entire change in the fair value of the hedging instrument to be presented in the same income statement line as the hedged item. The Company’s hedges, consisting of our interest rate swaps and interest rate cap, are fully effective. Therefore, adoption of ASU 2017-12 did not have any impact on the Company’s financial statements. See Note 8 - Derivatives and Hedging Activities for the disclosures required by ASU 2017-12.
In February 2016, the FASB issued ASU No. 2016-02 Leases (ASC 842), which increases the transparency and comparability among organizations’ accounting for leases. The guidance requires a company to recognize lease assets and liabilities on the balance sheet, as well as disclose key information about lease arrangements. In July 2018, the FASB issued guidance to permit an alternative transition method for ASC 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company adopted ASC 842 as of January 1, 2019 under this new alternative transition method. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allows the Company to carry forward the historical lease classification. In addition, as a practical expedient relating to its real estate leases, the Company will not separate lease components from nonlease components. The Company did not elect the hindsight practical expedient permitted under the transition guidance within the new lease standard. The Company recognized a right-of-use asset of $9.3 million and a lease liability of $12.8 million, largely pertaining to the Company’s headquarter office lease, with a cumulative-effect adjustment, net of tax, to retained earnings in the amount of $1.8 million representing hidden impairment, upon adoption of ASC 842. The adoption of ASC 842 did not, and is not expected to in the future, have a material impact on earnings.
In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting. This update expands the scope of Topic 718, “Compensation - Stock Compensation,” to include equity-based awards granted to non-employees in exchange for goods or services. The accounting for employees and non-employees will be substantially aligned. For public entities, ASU 2018-07 is required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For non-public entities and emerging growth companies that choose to take advantage of the extended transition periods, ASU 2018-07 is effective for annual periods beginning after December 15, 2019. Early adoption is permitted for all entities but no earlier than the Company's adoption of ASU 2014-09. The Company adopted ASU 2018-07 on January 1, 2019. In accordance with transition guidance, unsettled non-employee awards were measured at the adoption date fair value as a substitute for grant date fair value. There was no impact to the consolidated financial statements upon adoption.
In August 2018, the FASB issued ASU No. 2018-15 Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”) which aligns the requirements for capitalizing implementation costs in cloud computing arrangements with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. Companies can choose to adopt the new guidance prospectively or retrospectively. The Company elected to early adopt the standard, on a prospective basis, effective for the year and interim periods within the year beginning January 1, 2019. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company does not expect the adoption of ASU No. 2016-13 to have a significant impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which amends disclosure requirements for fair value measurements by requiring new disclosures, modifying existing requirements, and eliminating others. The amendments are the result of a broader disclosure project, which aims to improve the effectiveness of disclosures. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company does not expect the adoption of ASU No. 2018-13 to have a significant impact on its disclosures.